Long-term royalty payable - Continuity Schedule of Long-term Royalty Payable (Details) - USD ($)	1 Months Ended	12 Months Ended		36 Months Ended
	Jan. 31, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019	Jan. 11, 2016
Long-Term Debt [Roll Forward]
Current portion		$ (5,936,000)	$ (6,091,000)	$ (5,936,000)
Long-term portion		12,322,000	14,844,000	12,322,000
Royalty agreement
Debt Instrument [Line Items]
Prepayment		6,034,000	3,009,000
Long-Term Debt [Roll Forward]
Balance, beginning of year		20,935,000	19,031,000
Accretion expense		3,357,000	4,135,000
Repayment		(6,034,000)	(3,009,000)
Additional finance charge from prepayment		0	778,000
Balance, end of year		18,258,000	20,935,000	18,258,000
Current portion		(5,936,000)	(6,091,000)	(5,936,000)
Long-term portion		$ 12,322,000	14,844,000	12,322,000
Cartesian Capital Group
Debt Instrument [Line Items]
Annual royalties, percent of annual revenue (equal to or greater of)	15.00%
Cumulative royalties threshold for royalty payment	$ 15,000
Cartesian Capital Group | Royalty agreement
Debt Instrument [Line Items]
Prepayment			1,045,000	12,137,000
Long-Term Debt [Roll Forward]
Repayment			(1,045,000)	$ (12,137,000)
Additional finance charge from prepayment			$ 778,000
Cartesian Capital Group | Loans payable | Tranche I Financing
Debt Instrument [Line Items]
Finance agreement amount					$ 17,500,000
Effective rate on debt					23.00%